Consolidated Statements of Operations Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 14,041	$ 11,675	$ 9,073
Cost of revenues	(17,200)	(11,560)	(10,208)
Gross profit /(loss)	(3,159)	115	(1,135)
Operating expenses:
Selling and marketing expenses	(585)	(355)	(225)
General and administrative expenses	(5,065)	(2,438)	(1,121)
Loss from operations	(8,809)	(2,678)	(2,481)
Other income (expenses):
Realized gain/(loss) on exchange of digital assets	(418)	713	34
Interest income	191		1
Interest expenses	(62)	(48)	(63)
Equity in income on equity method investments	91	75	12
Other expenses, net	(54)	(51)	(327)
Loss before income tax	(9,061)	(1,989)	(2,824)
Income tax expense
Net Loss	(9,061)	(1,989)	(2,824)
Net Loss	$ (9,061)	$ (1,989)	$ (2,824)
Net loss per share-Basic (in Dollars per share)	$ (1.1)	$ (0.66)	$ (1.89)
Net loss per share- Diluted (in Dollars per share)	$ (1.1)	$ (0.66)	$ (1.89)
Weighted average shares used in calculating net loss per share
- Basic (in Shares)	8,222,890	3,023,327	1,494,333
- Diluted (in Shares)	8,222,890	3,023,327	1,494,333